Offerings	Jul. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Units, each consisting of one Class A ordinary share, par value $0.0001 per share and one right entitling the holder to receive one-fourth (1/4) of one Class A ordinary share upon consummation of an initial business combination
Amount Registered | shares	11,500,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 115,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,881.50
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Represents 11,500,000 units, each consisting of one Class A ordinary share, par value $0.0001 per share (“Class A Ordinary Share”) and one right entitling the holder to receive one-fourth (1/4) of one Class A Ordinary Share upon consummation of an initial business combination (including 1,500,000 units, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any).

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A ordinary shares included as part of the units
Amount Registered | shares	11,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Rights included as part of the units
Amount Registered | shares	11,500,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.

No fee pursuant to Rule 457(g).
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class A ordinary shares underlying rights included as part of the Units
Amount Registered | shares	2,875,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 28,750,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,970.38
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Other
Security Class Title	Representative Shares
Amount Registered | shares	230,000
Proposed Maximum Offering Price per Unit	10.00
Maximum Aggregate Offering Price	$ 2,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 317.63
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act.

Represents 23,000 Class A Ordinary Shares that we have agreed to issue to the representative of the underwriters in this offering (including 30,000 Class A Ordinary Shares, which may be issued upon exercise of a 45-day option granted to the underwriters to cover over-allotments, if any).

Pursuant to Rule 416 under the Securities Act, there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting form share subdivisions, share consolidations, share capitalizations or similar transactions.